CONDENSED CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	¥ 178	¥ 179
Right-of-use assets	131	148
Intangible assets	1,953	1,622
Goodwill	17,140	17,140
Investments accounted for using equity method	2,255	489
Financial assets at fair value through other comprehensive income	8,652	4,461
Other investments	217	217
Prepayments, deposits and other assets	998	816
Deferred tax assets	214	192
Term deposits	1,010	500
Total non-current assets	32,748	25,764
Current assets
Inventories	30	26
Accounts receivable	1,989	2,198
Prepayments, deposits and other assets	2,235	2,220
Other investments	37	38
Short-term investments	12	6
Term deposits	9,532	7,000
Cash and cash equivalents	11,776	15,426
Total current assets	25,611	26,914
Total assets	58,359	52,678
Equity attributable to equity holders of the Company
Share capital	2	2
Additional paid-in capital	34,745	34,425
Shares held for share award schemes	(62)	(31)
Treasury Shares	(134)
Other reserves	5,831	2,187
Retained earnings	8,833	7,007
Equity attributable to equity holders of the Company	49,215	43,590
Non-controlling interests	101	88
Total equity	49,316	43,678
Non-current liabilities
Accounts payable	136
Other payables and other liabilities	102	68
Deferred tax liabilities	236	297
Lease liabilities	62	78
Deferred revenue	78	67
Total non-current liabilities	614	510
Current liabilities
Accounts payable	3,063	2,559
Other payables and other liabilities	3,310	3,782
Current tax liabilities	399	386
Lease liabilities	74	69
Deferred revenue	1,583	1,694
Total current liabilities	8,429	8,490
Total liabilities	9,043	9,000
Total equity and liabilities	¥ 58,359	¥ 52,678